EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Quarterly dividends per share paid on common stock
Dividends - Dividends paid totaled $304.7 million, $262.0 million and $227.0 million for 2013, 2012 and 2011, respectively. The following table sets forth the quarterly dividends per share declared and paid on our common stock for the periods indicated:

	Years Ended December 31,
	2013	2012	2011
First Quarter	$0.36	$0.305	$0.26
Second Quarter	$0.36	$0.305	$0.26
Third Quarter	$0.38	$0.33	$0.28
Fourth Quarter	$0.38	$0.33	$0.28
Total	$1.48	$1.27	$1.08